Contingent Liabilities and Financial Commitments - Non-Tobacco Related Litigation - Additional Information (Details) $ / shares in Units, € in Millions, ¥ in Millions, $ in Millions																					1 Months Ended						3 Months Ended		9 Months Ended	12 Months Ended
	Jan. 01, 2022 shares	Jan. 25, 2021 GBP (£)	Jan. 25, 2021 SAR (ر.س)	Dec. 31, 2020 FARMER	Aug. 16, 2020 GBP (£)	Aug. 16, 2020 QAR (ر.ق)	Apr. 27, 2020 $ / shares	Dec. 11, 2019 USD ($)	Dec. 11, 2019 GBP (£)	Feb. 06, 2019 USD ($)	Feb. 06, 2019 GBP (£)	Jan. 17, 2019 GBP (£)	Jan. 17, 2019 JPY (¥)	Apr. 30, 2018 GBP (£)	Apr. 30, 2018 HRK (kn)	Mar. 29, 2018 USD ($)	Mar. 29, 2018 GBP (£)	Nov. 29, 2017 CASE shares	Aug. 22, 2017 GBP (£)	Aug. 22, 2017 HRK (kn)	Nov. 30, 2019 USD ($)	Jun. 30, 2019 $ / shares	Jul. 31, 2017	Sep. 30, 2014 USD ($)	Sep. 30, 2014 GBP (£)	May 31, 2012	Dec. 31, 2015 USD ($)	Dec. 31, 2015 GBP (£)	Mar. 31, 2019 GBP (£)	Dec. 31, 2021 GBP (£)	Dec. 31, 2020 GBP (£)	Dec. 31, 2019 GBP (£)	Dec. 31, 2014 USD ($)	Dec. 31, 2014 GBP (£)	Dec. 31, 2009 USD ($)	Dec. 31, 2009 GBP (£)	Dec. 31, 2009 EUR (€)	Dec. 31, 2008 GBP (£)	Dec. 31, 2008 EUR (€)	Nov. 30, 2019 GBP (£)
Disclosure Of Commitments And Contingencies [Line Items]
Percentage of environmental clean-up costs obligation commitment with NCR																										60.00%
Environmental clean-up costs paid by related party																								$ 25	£ 18,500,000
Payments to made on remediation work								$ 245	£ 181,000,000
Malawi Group
Disclosure Of Commitments And Contingencies [Line Items]
Number of farmer claimants | FARMER				7,500
Shareholder Litigation
Disclosure Of Commitments And Contingencies [Line Items]
Percentage of voting																							57.80%
Number of dissenting stockholders | CASE																		20
Number of aggregate shares held by dissenting shareholders | shares																		9,650,000
Dissenters sought per share plus interest | $ / shares																						$ 92.17
Proposed valuation per share | $ / shares							$ 59.64
Ali Bin Ali Establishment
Disclosure Of Commitments And Contingencies [Line Items]
Customs duties and penalties					£ 32,600,000	ر.ق 160,531,588
Al Naghi
Disclosure Of Commitments And Contingencies [Line Items]
Reimbursement of funds allegedly due under contract		£ 414,000,000	ر.س 2,105,356,121
Conclusion of Major Litigation | Shareholder Litigation
Disclosure Of Commitments And Contingencies [Line Items]
Number of aggregate shares held by dissenting shareholders | shares	6,520,000
Croatian Distributor Dispute
Disclosure Of Commitments And Contingencies [Line Items]
Amount of damages related to litigation																			£ 45,600,000	kn 408,000,000
Amount of claim against damages related to litigation														£ 45,600,000	kn 408,000,000
Glo Litigation
Disclosure Of Commitments And Contingencies [Line Items]
Amount of damages claimed												£ 641,000	¥ 100
Mozambican IP Litigation
Disclosure Of Commitments And Contingencies [Line Items]
Amount of damages related to litigation																													£ 573,000			£ 190,000,000
Fox River | N C R
Disclosure Of Commitments And Contingencies [Line Items]
Total estimated clean-up costs																																	$ 825	£ 609,100,000
Amount claimed by contractor on contractual dispute																					$ 10																			£ 7,400,000
Share of NCR costs																					25.00%
Percentage of environmental clean-up costs demanded																										60.00%
Percentage of environmental clean-up costs commitment with NCR																								50.00%	50.00%
Percentage of environmental clean-up costs commitment allocated to later period																								50.00%	50.00%
Environmental clean-up costs paid by related party																														£ 1,800,000	£ 2,000,000	£ 32,000,000
Fox River | Bottom of Range
Disclosure Of Commitments And Contingencies [Line Items]
Total NRDs																																	0	0
Fox River | Top of Range
Disclosure Of Commitments And Contingencies [Line Items]
Total NRDs																																	$ 246	£ 181,600,000
Fox River | Windward
Disclosure Of Commitments And Contingencies [Line Items]
Environmental clean-up costs paid by related party																								$ 10	£ 7,400,000
Fox River | Sequana
Disclosure Of Commitments And Contingencies [Line Items]
Provision for environmental clean-up costs																														£ 62,300,000
Windward Dividend Claim
Disclosure Of Commitments And Contingencies [Line Items]
Dividend paid by Windward to Sequana																																				£ 113,400,000	€ 135	£ 372,000,000	€ 443
Litigation settlement amount liable to pay due to calculation change										$ 185	£ 136,600,000
Windward Dividend Claim | Sequana
Disclosure Of Commitments And Contingencies [Line Items]
Dividend paid by Windward to Sequana																																			$ 185	£ 136,600,000
Dividend paid by Sequana											£ 10,000,000
Kalamazoo River | N C R
Disclosure Of Commitments And Contingencies [Line Items]
Estimated recovery percentage by related party																														60.00%
Kalamazoo River | NCR And Appvion | Funding
Disclosure Of Commitments And Contingencies [Line Items]
Recovery amount for Future Sites																											$ 25	£ 18,500,000
Kalamazoo River | Georgia-Pacific | N C R
Disclosure Of Commitments And Contingencies [Line Items]
Estimated recovery percentage by related party																40.00%	40.00%
Amount paid for attorneys fees and statutory interest																$ 22	£ 16,200,000
Payment of outstanding judgment by a related party to related party								$ 20	£ 14,800,000